Schedule of investments
Macquarie High Income Fund
December 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 2.05%
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 9.084% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •SOFR01M SOFR03M	1,000,000	$ 1,002,479
Series 2017-1A ERR 144A 12.434% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •SOFR01M SOFR03M	2,000,000	1,985,212

AGL CLO Series 2024-32A E 144A 11.015% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	2,000,000	2,010,190
AIMCO CLO
Series 2022-18A ER 144A 10.117% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •SOFR01M SOFR03M	850,000	841,463
Series 2024-19A E 144A 9.562% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •SOFR01M SOFR03M	2,100,000	2,092,133

Bain Capital Credit CLO Series 2017-2A ER3 144A 11.966% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	2,000,000	1,985,184
Barings CLO
Series 2018-2A ER 144A 12.136% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •SOFR01M SOFR03M	1,800,000	1,843,789
Series 2024-2A E 144A 11.20% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •SOFR01M SOFR03M	2,100,000	2,119,956

Bear Mountain Park CLO Series 2022-1A ER 144A 10.606% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	1,500,000	1,528,598
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 11.492% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	2,500,000	2,505,453
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Carlyle US CLO
Series 2021-11A ER 144A 11.126% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •SOFR01M SOFR03M	2,000,000	$ 2,017,482
Series 2024-5A E 144A 10.197% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •SOFR01M SOFR03M	1,600,000	1,597,616

Elmwood CLO Series 2022-4A ER 144A 10.347% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	2,000,000	1,994,790
Empower CLO Series 2022-1A ER 144A 10.517% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	2,750,000	2,741,084
Golub Capital Partners CLO
Series 2022-62A ER 144A 11.008% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •SOFR01M SOFR03M	1,150,000	1,159,645
Series 2024-76A E 144A 10.492% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •SOFR01M SOFR03M	1,150,000	1,154,671

Madison Park Funding XXX Series 2018-30A ER 144A 11.047% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	2,100,000	2,104,513
Oaktree CLO Series 2019-3A ER2 144A 11.31% (TSFR03M + 6.75%, Floor 6.75%) 1/20/38 #, •	3,300,000	3,327,690
OFSI BSL XIV CLO Series 2024-14A E 144A 12.929% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	2,000,000	1,996,078
OHA Credit Funding
Series 2021-9A ER 144A 10.117% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •SOFR01M SOFR03M	2,550,000	2,549,732
NQ- IVYFUNDS [1224] 0225 (4220509)    1

Schedule of investments
Macquarie High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
OHA Credit Funding
Series 2022-11A ER 144A 10.017% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •SOFR01M SOFR03M	2,200,000	$ 2,198,414

Park Blue CLO Series 2022-1A ER 144A 11.707% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	2,100,000	2,096,798
Storm King Park CLO Series 2022-1A ER 144A 10.806% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	2,850,000	2,874,296
TCW CLO
Series 2024-2A E 144A 12.115% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •SOFR01M SOFR03M	2,500,000	2,518,885
Series 2024-3A E 144A 11.018% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •SOFR01M SOFR03M	2,300,000	2,311,500

Wellfleet CLO Series 2022-1A ER 144A 12.406% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	2,500,000	2,497,470
Total Collateralized Debt Obligations (cost $52,723,105)		53,055,121

Convertible Bond — 1.99%
Services — 1.99%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 <<, =, >>, π	25,410,336	51,340,926
Total Convertible Bond (cost $25,002,656)		51,340,926

Corporate Bonds — 81.19%
Automotive — 3.30%
Clarios Global 144A 8.50% 5/15/27 #	9,335,000	9,366,702
Dana 4.50% 2/15/32	10,360,000	9,513,484
Garrett Motion Holdings 144A 7.75% 5/31/32 #	19,248,000	19,550,678
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Automotive (continued)
Goodyear Tire & Rubber 5.25% 7/15/31	15,655,000	$ 14,038,086
Phinia 144A 6.625% 10/15/32 #	6,498,000	6,470,297
Wand NewCo 3 144A 7.625% 1/30/32 #	13,368,000	13,744,232
ZF North America Capital 144A 6.75% 4/23/30 #	12,960,000	12,476,972
		85,160,451
Banking — 2.71%
Banco Santander 8.00% 2/1/34 μ, ψ	19,200,000	19,899,878
Bank of Montreal 7.70% 5/26/84 μ	10,435,000	10,852,452
Barclays 9.625% 12/15/29 μ, ψ	18,050,000	19,906,822
Deutsche Bank 6.00% 10/30/25 μ, ψ	19,800,000	19,444,887
		70,104,039
Basic Industry — 4.97%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,935,000	11,329,173
Cleveland-Cliffs 144A 7.00% 3/15/32 #	19,795,000	19,465,625
CP Atlas Buyer 144A 7.00% 12/1/28 #	16,699,000	14,705,126
FMG Resources August 2006 144A 5.875% 4/15/30 #	15,480,000	15,227,308
NOVA Chemicals
144A 7.00% 12/1/31 #	3,054,000	3,042,938
144A 8.50% 11/15/28 #	6,285,000	6,665,305

Novelis 144A 4.75% 1/30/30 #	22,749,000	21,022,954
Olympus Water US Holding
144A 7.25% 6/15/31 #	2,640,000	2,693,024
144A 9.75% 11/15/28 #	14,735,000	15,652,494

Standard Building Solutions 144A 6.50% 8/15/32 #	13,825,000	13,859,030
Standard Industries 144A 3.375% 1/15/31 #	3,720,000	3,192,615
Vibrantz Technologies 144A 9.00% 2/15/30 #	1,539,000	1,414,781
		128,270,373
Capital Goods — 5.99%
Amentum Holdings 144A 7.25% 8/1/32 #	10,945,000	11,040,416
Arcosa 144A 6.875% 8/15/32 #	6,865,000	6,983,523
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	8,115,000	7,297,864
144A 4.00% 9/1/29 #	9,775,000	8,407,898

2    NQ- IVYFUNDS [1224] 0225 (4220509)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 7.00% 6/1/32 #	4,945,000	$ 5,036,537
144A 7.25% 7/1/31 #	6,805,000	7,026,340
144A 8.75% 11/15/30 #	5,590,000	6,015,871
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	3,525,000	3,551,750
144A 8.75% 4/15/30 #	10,040,000	10,196,162

Goat Holdco 144A 6.75% 2/1/32 #	6,220,000	6,166,104
Manitowoc 144A 9.25% 10/1/31 #	6,840,000	7,019,708
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	9,035,000	9,228,891
144A 9.25% 4/15/27 #	8,035,000	8,164,894
Sealed Air
144A 6.50% 7/15/32 #	5,035,000	5,048,816
144A 7.25% 2/15/31 #	3,565,000	3,679,258

Terex 144A 6.25% 10/15/32 #	13,020,000	12,778,163
TransDigm
144A 6.625% 3/1/32 #	10,260,000	10,365,429
144A 6.875% 12/15/30 #	24,815,000	25,201,734

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	20,375,000	1,528,125
		154,737,483
Consumer Goods — 1.90%
Cerdia Finanz GmbH 144A 9.375% 10/3/31 #	13,700,000	14,291,429
Fiesta Purchaser
144A 7.875% 3/1/31 #	6,406,000	6,694,994
144A 9.625% 9/15/32 #	9,560,000	10,038,793

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	20,462,000	17,938,076
		48,963,292
Electric — 3.67%
Calpine
144A 4.625% 2/1/29 #	7,210,000	6,812,293
144A 5.125% 3/15/28 #	6,880,000	6,677,841

Lightning Power 144A 7.25% 8/15/32 #	16,700,000	17,219,671
NRG Energy 144A 6.25% 11/1/34 #	13,570,000	13,320,788
Vistra
144A 7.00% 12/15/26 #, μ, ψ	32,965,000	33,189,745
144A 8.00% 10/15/26 #, μ, ψ	17,255,000	17,668,050
		94,888,388
Energy — 12.21%
Archrock Partners 144A 6.625% 9/1/32 #	13,235,000	13,231,040
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Civitas Resources 144A 8.625% 11/1/30 #	14,025,000	$ 14,700,382
EQM Midstream Partners 144A 4.75% 1/15/31 #	15,228,000	14,331,522
Genesis Energy
7.75% 2/1/28	6,520,000	6,534,018
7.875% 5/15/32	3,320,000	3,254,490

Gulfport Energy Operating 144A 6.75% 9/1/29 #	13,705,000	13,817,672
Hilcorp Energy I
144A 6.00% 4/15/30 #	24,180,000	22,845,259
144A 6.00% 2/1/31 #	2,330,000	2,163,515
144A 6.25% 4/15/32 #	10,220,000	9,450,816

Matador Resources 144A 6.25% 4/15/33 #	9,555,000	9,283,854
Murphy Oil 6.00% 10/1/32	5,196,000	4,997,070
Nabors Industries
144A 8.875% 8/15/31 #	5,555,000	5,163,852
144A 9.125% 1/31/30 #	10,655,000	10,845,540

NGL Energy Operating 144A 8.375% 2/15/32 #	13,785,000	13,905,233
Noble Finance II 144A 8.00% 4/15/30 #	10,295,000	10,408,051
NuStar Logistics
6.00% 6/1/26	10,678,000	10,699,819
6.375% 10/1/30	11,772,000	11,812,479
SM Energy
144A 6.75% 8/1/29 #	4,825,000	4,780,839
144A 7.00% 8/1/32 #	6,074,000	5,994,417

Sunoco 144A 7.25% 5/1/32 #	6,565,000	6,786,667
Transocean
144A 8.00% 2/1/27 #	17,617,000	17,669,199
144A 8.50% 5/15/31 #	11,185,000	10,977,253
USA Compression Partners
6.875% 9/1/27	8,245,000	8,277,766
144A 7.125% 3/15/29 #	5,582,000	5,685,839
Venture Global LNG
144A 7.00% 1/15/30 #	13,860,000	14,080,985
144A 8.375% 6/1/31 #	16,660,000	17,392,400

Vital Energy 144A 7.875% 4/15/32 #	23,855,000	22,976,206
Weatherford International 144A 8.625% 4/30/30 #	22,675,000	23,430,982
		315,497,165
Financial Services — 4.65%
Air Lease 4.65% 6/15/26 μ, ψ	17,485,000	16,956,546
Azorra Finance 144A 7.75% 4/15/30 #	13,970,000	13,902,767
Block 144A 6.50% 5/15/32 #	10,420,000	10,533,612

NQ- IVYFUNDS [1224] 0225 (4220509)    3

Schedule of investments
Macquarie High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
California Buyer 144A 6.375% 2/15/32 #	9,177,000	$ 9,159,619
Focus Financial Partners 144A 6.75% 9/15/31 #	13,172,000	13,134,149
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	13,995,000	14,287,918
Jefferies Finance
144A 5.00% 8/15/28 #	7,250,000	6,807,586
144A 6.625% 10/15/31 #	13,600,000	13,592,392

OneMain Finance 6.625% 5/15/29	9,277,000	9,404,094
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	2,775,000	2,751,624
UWM Holdings 144A 6.625% 2/1/30 #	9,739,000	9,688,133
		120,218,440
Healthcare — 5.22%
AthenaHealth Group 144A 6.50% 2/15/30 #	10,920,000	10,388,590
Avantor Funding 144A 3.875% 11/1/29 #	13,440,000	12,298,925
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	21,610,000	19,686,120
CHS
144A 4.75% 2/15/31 #	15,020,000	11,669,805
144A 5.25% 5/15/30 #	6,795,000	5,587,310
144A 6.125% 4/1/30 #	3,563,000	2,448,262
144A 6.875% 4/15/29 #	3,555,000	2,689,301
DaVita
144A 3.75% 2/15/31 #	9,910,000	8,584,142
144A 4.625% 6/1/30 #	6,545,000	6,022,611

Grifols 144A 4.75% 10/15/28 #	10,315,000	9,490,250
LifePoint Health 144A 4.375% 2/15/27 #	10,995,000	10,546,638
Organon & Co. 144A 5.125% 4/30/31 #	17,255,000	15,525,699
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	5,455,000	5,413,916
Surgery Center Holdings 144A 7.25% 4/15/32 #	14,265,000	14,569,475
		134,921,044
Insurance — 4.32%
Ardonagh Finco 144A 7.75% 2/15/31 #	16,665,000	17,178,799
Howden UK Refinance
144A 7.25% 2/15/31 #	9,350,000	9,512,073
144A 8.125% 2/15/32 #	8,375,000	8,562,291
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
HUB International
144A 5.625% 12/1/29 #	15,395,000	$ 14,945,187
144A 7.375% 1/31/32 #	13,935,000	14,161,832

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	21,010,000	22,203,515
Panther Escrow Issuer 144A 7.125% 6/1/31 #	13,925,000	14,079,349
USI 144A 7.50% 1/15/32 #	10,450,000	10,820,526
		111,463,572
Leisure — 5.34%
Boyd Gaming 144A 4.75% 6/15/31 #	10,125,000	9,374,117
Caesars Entertainment
144A 6.00% 10/15/32 #	13,780,000	13,299,191
144A 6.50% 2/15/32 #	6,890,000	6,926,714
144A 7.00% 2/15/30 #	8,210,000	8,368,286
Carnival
144A 5.75% 3/1/27 #	14,050,000	14,029,335
144A 6.00% 5/1/29 #	5,960,000	5,950,459

Life Time 144A 6.00% 11/15/31 #	13,510,000	13,383,898
Light & Wonder International 144A 7.25% 11/15/29 #	12,795,000	13,072,741
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	19,751,000	19,617,377
Scientific Games Holdings 144A 6.625% 3/1/30 #	26,575,000	25,453,357
Six Flags Entertainment 144A 6.625% 5/1/32 #	8,435,000	8,555,831
		138,031,306
Media — 10.08%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	13,794,000	13,110,292
AMC Networks 4.25% 2/15/29	19,826,000	15,584,802
Arches Buyer 144A 6.125% 12/1/28 #	8,394,000	7,503,408
CCO Holdings
144A 4.50% 8/15/30 #	18,065,000	16,236,569
4.50% 5/1/32	530,000	456,498
144A 4.75% 2/1/32 #	13,515,000	11,876,962
144A 5.375% 6/1/29 #	2,520,000	2,412,348
144A 6.375% 9/1/29 #	24,785,000	24,600,637

Cimpress 144A 7.375% 9/15/32 #	9,505,000	9,454,610
CMG Media 144A 8.875% 6/18/29 #	14,477,000	10,897,272
CSC Holdings
144A 4.50% 11/15/31 #	10,380,000	7,486,742
144A 5.00% 11/15/31 #	10,946,000	5,712,573

4    NQ- IVYFUNDS [1224] 0225 (4220509)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	18,686,000	$ 7,013,878
Directv Financing 144A 5.875% 8/15/27 #	7,460,000	7,276,213
Gray Television
144A 4.75% 10/15/30 #	16,210,000	8,855,604
144A 5.375% 11/15/31 #	23,550,000	12,585,791

McGraw-Hill Education 144A 7.375% 9/1/31 #	16,282,000	16,683,903
Midcontinent Communications 144A 8.00% 8/15/32 #	13,065,000	13,435,768
Nexstar Media 144A 4.75% 11/1/28 #	17,990,000	16,794,043
Sirius XM Radio
144A 4.00% 7/15/28 #	4,300,000	3,966,564
144A 4.125% 7/1/30 #	24,355,000	21,284,748

Stagwell Global 144A 5.625% 8/15/29 #	14,375,000	13,703,534
Univision Communications 144A 7.375% 6/30/30 #	14,090,000	13,497,242
		260,430,001
Real Estate — 0.16%
Starwood Property Trust 144A 6.50% 7/1/30 #	4,116,000	4,123,901
		4,123,901
Retail — 4.19%
Asbury Automotive Group
144A 4.625% 11/15/29 #	951,000	886,350
4.75% 3/1/30	14,798,650	13,854,584
Bath & Body Works
6.875% 11/1/35	22,735,000	23,294,395
6.95% 3/1/33	1,347,000	1,369,849
Carvana
PIK 144A 13.00% 6/1/30 #, >>	5,122,650	5,629,651
PIK 144A 14.00% 6/1/31 #, >>	4,782,900	5,739,396

Magnera 144A 7.25% 11/15/31 #	9,545,000	9,330,094
Murphy Oil USA
144A 3.75% 2/15/31 #	3,075,000	2,713,188
4.75% 9/15/29	4,785,000	4,544,893

PetSmart 144A 7.75% 2/15/29 #	24,396,000	23,612,296
Victra Holdings 144A 8.75% 9/15/29 #	16,325,000	17,147,600
		108,122,296
Services — 2.98%
ADT Security 144A 4.125% 8/1/29 #	4,445,000	4,091,031
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Avis Budget Car Rental 144A 5.75% 7/15/27 #	3,755,000	$ 3,687,090
GFL Environmental 144A 6.75% 1/15/31 #	11,565,000	11,890,046
Prime Security Services Borrower 144A 5.75% 4/15/26 #	1,900,000	1,900,645
Resideo Funding 144A 6.50% 7/15/32 #	11,765,000	11,794,377
S&S Holdings 144A 8.375% 10/1/31 #	9,545,000	9,659,454
United Rentals North America 3.875% 2/15/31	14,530,000	12,991,943
White Cap Buyer 144A 6.875% 10/15/28 #	21,190,000	21,063,144
		77,077,730
Technology & Electronics — 2.97%
Cloud Software Group 144A 6.50% 3/31/29 #	22,380,000	21,994,793
Entegris
144A 4.75% 4/15/29 #	1,331,000	1,275,601
144A 5.95% 6/15/30 #	12,615,000	12,523,605

Seagate HDD Cayman 5.75% 12/1/34	8,560,000	8,221,787
Sensata Technologies 144A 4.00% 4/15/29 #	17,615,000	16,180,482
UKG 144A 6.875% 2/1/31 #	12,225,000	12,415,802
Zebra Technologies 144A 6.50% 6/1/32 #	3,950,000	4,010,499
		76,622,569
Telecommunications — 5.97%
Connect Finco 144A 9.00% 9/15/29 #	14,985,000	13,667,135
Consolidated Communications
144A 5.00% 10/1/28 #	6,115,000	5,697,566
144A 6.50% 10/1/28 #	26,996,000	26,040,836
Frontier Communications Holdings
5.875% 11/1/29	7,124,667	7,091,314
144A 6.00% 1/15/30 #	21,459,000	21,433,726
144A 6.75% 5/1/29 #	17,150,000	17,250,099

Iliad Holding 144A 8.50% 4/15/31 #	20,110,000	21,404,368
Sable International Finance 144A 7.125% 10/15/32 #	13,695,000	13,441,369
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	18,655,000	16,063,225

NQ- IVYFUNDS [1224] 0225 (4220509)    5

Schedule of investments
Macquarie High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

VZ Secured Financing 144A 5.00% 1/15/32 #	13,710,000	$ 12,149,909
		154,239,547
Transportation — 0.56%
Genesee & Wyoming 144A 6.25% 4/15/32 #	14,280,000	14,383,944
		14,383,944
Total Corporate Bonds (cost $2,140,915,519)		2,097,255,541

Loan Agreements — 9.24%
Basic Industry — 3.50%
Foresight Energy Operating Tranche A 12.429% (SOFR03M + 8.10%) 6/30/27 <<, •	7,424,295	6,830,351
Form Technologies TBD 1st Lien 5/1/30 X	5,870,000	5,786,840
Form Technologies Tranche B 9.364% (SOFR03M + 4.85%) 7/22/25 •	39,009,192	38,521,578
Hexion Holdings 2nd Lien 11.895% (SOFR01M + 7.54%) 3/15/30 •	6,479,294	6,203,924
Ineos Quattro Holdings UK Tranche B 8.607% (SOFR01M + 4.25%) 10/1/31 •	6,530,000	6,501,431
PMHC II 9.058% (SOFR03M + 4.25%) 4/23/29 •	1,007,052	994,744
Usalco 8.357% (SOFR01M + 4.00%) 9/30/31 •	5,670,742	5,725,680
Vantage Specialty Chemicals 1st Lien 9.106% (SOFR01M + 4.75%) 10/26/26 •	20,143,277	19,916,665
		90,481,213
Capital Goods — 1.51%
Hunter Douglas Holding Tranche B-1 8.021% (SOFR03M + 3.50%) 2/26/29 •	8,300,081	8,310,456
Lsf12 Crown Us Commercial Bidco 8.587% (SOFR01M + 4.25%) 12/2/31 •	7,411,000	7,411,000
SPX Flow Tranche B 7.357% (SOFR01M + 3.00%) 4/5/29 •	8,992,462	9,080,283
SunSource Borrower 8.457% (SOFR01M + 4.10%) 3/25/31 •	14,172,900	14,224,276
		39,026,015
	Principalamount°	Value (US $)

Loan Agreements (continued)
Financial Services — 0.58%
Clover Holdings 2 7.75% 11/1/31	14,845,000	$ 14,919,225
		14,919,225
Healthcare — 1.92%
Bausch & Lomb 7.689% (SOFR01M + 3.35%) 5/10/27 •	14,492,045	14,565,404
Cotiviti 7.625% 5/1/31	14,040,000	14,145,300
Heartland Dental 8.857% (SOFR01M + 4.50%) 4/28/28 •	20,916,938	20,982,303
		49,693,007
Media — 0.05%
Univision Communications 1st Lien 8.579% (SOFR03M + 4.25%) 6/24/29 •	1,140,967	1,148,574
		1,148,574
Services — 0.54%
Staples 10.177% (SOFR02M + 5.75%) 9/4/29 •	14,578,463	13,966,692
		13,966,692
Technology & Electronics — 1.05%
Applied Systems 2nd Lien 9.579% (SOFR03M + 5.25%) 2/23/32 •	13,310,000	13,716,234
BMC Software 10.335% (SOFR03M + 5.75%) 7/3/32 •	8,469,356	8,355,020
Icon Parent I 2nd Lien 9.516% (SOFR03M + 5.00%) 9/10/32 •	4,813,000	4,901,237
		26,972,491
Telecommunications — 0.09%
MLN US HoldCo
1st Lien 11.385% (SOFR03M + 6.80%) 10/18/27 •	32,191,651	1,971,738
Tranche B 13.935% (SOFR03M + 9.35%) 10/18/27 •	13,596,147	416,382
		2,388,120
Total Loan Agreements (cost $276,796,945)		238,595,337
Number of shares
Common Stocks — 2.54%
Basic Industry — 0.54%
BIS Industries Holdings <<, =, †, π	19,682,813	0

6    NQ- IVYFUNDS [1224] 0225 (4220509)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Basic Industry (continued)
Foresight Energy <<, =, †	1,117,414	$ 14,023,541
Westmoreland Coal =, †, π	4,238	7,417
		14,030,958
Consumer Discretionary — 0.85%
Studio City International Holdings †, π	3,872,825	21,881,461
		21,881,461
Consumer Goods — 0.00%
ASG Warrant =, †, π	19,688	0
		0
Energy — 0.03%
Maritime Finance =, †	1,750,000	605,500
Sabine Oil & Gas Holdings =, †	5,385	6,677
		612,177
Financial Services — 0.64%
New Cotai <<, =, †, π	20,316,462	16,419,554
		16,419,554
Leisure — 0.39%
Studio City International Holdings ADR †	1,799,533	10,167,362
		10,167,362
Retail — 0.08%
True Religion 2025 Escrow =, †	395	341,513
True Religion 2026 Escrow =, †	395	379,457
True Religion Class A units =, †	1,421	1,421,720
		2,142,690
Utilities — 0.01%
Larchmont Resources <<, =, †, π	18,339	291,767
		291,767
Total Common Stocks (cost $285,731,545)		65,545,969

Short-Term Investments — 1.29%
Money Market Mutual Funds — 1.29%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	8,300,670	8,300,670
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	8,300,670	8,300,670
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	8,300,669	8,300,669
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	8,300,670	$ 8,300,670
Total Short-Term Investments (cost $33,202,679)		33,202,679

Total Value of Securities—98.30% (cost $2,814,372,449)		2,538,995,573
Receivables and Other Assets Net of Liabilities—1.70%		43,978,895
Net Assets Applicable to 429,500,096 Shares Outstanding—100.00%		$2,582,974,468
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $1,897,308,706, which represents 73.45% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $92,083,815, which represented 3.57% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

NQ- IVYFUNDS [1224] 0225 (4220509)    7

Schedule of investments
Macquarie High Income Fund   (Unaudited)
‡	Non-income producing security. Security is currently in default.
X	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
<<	Affiliated company.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$1,206,000	$0
BIS Industries Holdings	12/22/17	1,852,487	—
Larchmont Resources	12/8/16	—	291,767
New Cotai	9/29/20	194,451,977	16,419,554
New Cotai PIK	2/7/22	25,002,657	51,340,926
Studio City International Holdings	8/5/20	23,370,959	21,881,461
True Religion 2025 Escrow	12/24/24	—	341,513
True Religion 2026 Escrow	12/24/24	—	379,457
True Religion Class A units	10/19/20	1,722,874	1,421,720
Westmoreland Coal	3/15/19	3,179	7,417
Total		$247,610,133	$92,083,815
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Usalco TBD 9/30/31 X	$584,258	$584,258	$589,919	$5,661
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
8    NQ- IVYFUNDS [1224] 0225 (4220509)